Eaton Vance Commodity Strategy Fund

EATON VANCE COMMODITY STRATEGY FUND
Supplement to Prospectus dated March 1, 2018

The following replaces “Fees and Expenses of the Fund” in “Fund Summary”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 28 of this Prospectus and page 22 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees of the Fund and Subsidiary	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses (of the Fund and Subsidiary)
Other Expenses of the Fund	0.71%	0.71%	0.71%
Other Expenses of the Subsidiary	0.16%	0.16%	0.16%
Total Other Expenses	0.87%	0.87%	0.87%
Acquired Fund Fees and Expenses(1)	0.63%	0.63%	0.63%
Total Annual Fund Operating Expenses	2.60%	3.35%	2.35%
Expense Reimbursement and Advisory Fee Reduction(2)	(1.32)%	(1.32)%	(1.32)%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.28%	2.03%	1.03%

(1)	Reflects the Fund’s allocable share of the advisory fee and other expenses of the Global Macro Absolute Return Advantage Portfolio in which it invests. Acquired Fund Fees and Expenses include interest expense of 0.03%.

(2)	Pursuant to the Fund’s investment advisory and administrative agreement, the Fund’s investment advisory fee is reduced by the Fund’s allocable portion of the advisory fee of the Global Macro Absolute Return Advantage Portfolio in which it invests a portion of its assets. In addition, the investment adviser and administrator has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.25% for Class A shares, 2.00% for Class C shares and 1.00% for Class I shares. This expense reimbursement will continue through February 29, 2020. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$599	$1,020	$1,466	$2,701	$599	$1,020	$1,466	$2,701
Class C shares	$306	$799	$1,419	$3,090	$206	$799	$1,419	$3,090
Class I shares	$105	$496	$911	$2,072	$105	$496	$911	$2,072

May 1, 2018	29030 5.1.18

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 28 of this Prospectus and page 22 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Eaton Vance Commodity Strategy Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Eaton Vance Commodity Strategy Fund		Class A	Class C	Class I
Management Fees of the Fund and Subsidiary		0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses of the Fund		0.71%	0.71%	0.71%
Other Expenses of the Subsidiary		0.16%	0.16%	0.16%
Total Other Expenses		0.87%	0.87%	0.87%
Acquired Fund Fees and Expenses	[1]	0.63%	0.63%	0.63%
Total Annual Fund Operating Expenses		2.60%	3.35%	2.35%
Expense Reimbursement and Advisory Fee Reduction	[2]	(1.32%)	(1.32%)	(1.32%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.28%	2.03%	1.03%
[1]	Reflects the Fund's allocable share of the advisory fee and other expenses of the Global Macro Absolute Return Advantage Portfolio in which it invests. Acquired Fund Fees and Expenses include interest expense of 0.03%.
[2]	Pursuant to the Fund's investment advisory and administrative agreement, the Fund's investment advisory fee is reduced by the Fund's allocable portion of the advisory fee of the Global Macro Absolute Return Advantage Portfolio in which it invests a portion of its assets. In addition, the investment adviser and administrator has agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.25% for Class A shares, 2.00% for Class C shares and 1.00% for Class I shares. This expense reimbursement will continue through February 29, 2020. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Eaton Vance Commodity Strategy Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	599	1,020	1,466	2,701
Class C	306	799	1,419	3,090
Class I	105	496	911	2,072

Expense Example, No Redemption - Eaton Vance Commodity Strategy Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	599	1,020	1,466	2,701
Class C	206	799	1,419	3,090
Class I	105	496	911	2,072